Organization and Business (Details)	12 Months Ended
Dec. 31, 2017 state
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of notes allowed for investors to purchase	100.00%
Number of states and district marketplace is open to investors	30
Additional number of states and district marketplace is open to borrowers	46
Prosper Funding LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of notes allowed for investors to purchase	100.00%
Number of states and district marketplace is open to investors	30
Additional number of states and district marketplace is open to borrowers	46
Minimum | Prosper Funding LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Loan term	3 years
Maximum | Prosper Funding LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Loan term	5 years